Other non-current assets	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Other non-current assets
Note 9: - Other non-current assets

Other non-current assets consisted of the following as of:

	December 31,
	2024	2023
Deferred tax assets (refer to note 18)	$22,517	$-
Hold-back payment in connection with AutoDS acquisition	6,401	-
Other	1,470	1,349
Total	$30,388	$1,349